BORROWINGS	12 Months Ended
Dec. 31, 2024
BORROWINGS
BORROWINGS

6. BORROWINGS

	As of December 31,
	2023	2024
	US$	US$
Current
Short-term borrowings:
Bank loans	4,235,673	4,868,956
Current portion of long-term borrowings	4,161,549	12,923,599
Total current borrowings	8,397,222	17,792,555
Non-Current
Long-term borrowings:
Bank loans	13,540,034	417,339
Total non-current borrowings	13,540,034	417,339
Total borrowings	21,937,256	18,209,894

Short-term borrowings

In June 2021, the Group borrowed a loan with the amount of RMB9,900,000 from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.05% per annum. The borrowing was repaid in May 2022.

In August 2021, the Group borrowed another loan with the amount of RMB10,000,000 from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.05% per annum. The borrowing was repaid in August 2022.

In March 2022, the Group borrowed a loan with the amount of RMB9,900,000 from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 3.90% per annum. The borrowing was repaid in March 2023.

In April 2022, the Group borrowed another loan with the amount of RMB20,100,000 from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 3.70% per annum. The borrowing was repaid in April 2023.

In July 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Bank of Jiangsu Co., Ltd. for a term of one year at the interest rate of 3.70% per annum. The borrowing was repaid in July 2023.

In December 2022, the Group borrowed a loan with the amount of RMB25,000,000 from China Construction Bank Corporation for a term of one year at the interest rate of 3.65% per annum. The borrowing was repaid in December 2023.

In January 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Ningbo Co., Ltd for a term of one year at the interest rate of 3.90% per annum. The borrowing was repaid in January 2024.

In March 2023, the Group borrowed another loan with the amount of RMB10,000,000 from China Everbright Bank Co., Ltd for a term of one year at the interest rate of 3.80% per annum. The borrowing was repaid in April 2024.

In July 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Ningbo Co., Ltd for a term of one year at the interest rate of 3.85% per annum. The borrowing was repaid in July 2024.

In June 2024, the Group borrowed a loan with the amount of RMB20,000,000 from China Construction Bank Corporation for a term of one year at the interest rate of 3.50% per annum.

In September 2024, the Group borrowed a loan with the amount of RMB15,000,000 from Bank of Ningbo Co., Ltd for a term of one year at the interest rate of 3.80% per annum.

Long-term borrowings

In February 2019, the Group borrowed a loan with the amount of RMB7,500,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 5.46% per annum. The Group repaid RMB5,000,000 from 2019 to 2021, and RMB2,500,000 in 2022. The loan was fully repaid in February 2022.

In June 2019, the Group borrowed a loan with the amount of RMB6,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 5.23% per annum. The Group repaid RMB4,000,000 from 2019 to 2021, and RMB2,000,000 in 2022. The loan was fully repaid in June 2022.

In September 2020, the Group borrowed a loan with the amount of RMB16,500,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.27% per annum. The Group repaid RMB1,650,000 in 2021, RMB3,850,000 in 2022, and RMB11,000,000 in 2023. The loan was fully repaid in September 2023.

In September 2021, the Group borrowed a loan with the amount of RMB8,500,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.05% per annum. The Group repaid RMB425,000 in 2022, RMB850,000 in 2023, and RMB7,225,000 in 2024. As of December 31, 2023, RMB7,225,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheet. The loan was fully repaid in September 2024.

In May 2022, the Group borrowed a loan with the amount of RMB30,000,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB3,000,000 in 2023 and RMB5,000,000 in 2024. As of December 31, 2023 and 2024, RMB5,000,000 and RMB22,000,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

Also in May 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 in 2022, RMB1,500,000 in 2023, and RMB9,500,000 in 2024. As of December 31, 2023 and 2024, RMB9,500,000 and RMB8,500,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In August 2022, the Group borrowed a loan with the amount of RMB9,900,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023 and RMB2,000,000 in 2024. As of December 31, 2023 and 2024, RMB2,000,000 and RMB6,900,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

Also in August 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023 and RMB2,000,000 in 2024. As of December 31, 2023 and 2024, RMB2,000,000 and RMB17,000,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively. The Group repaid RMB8,500,000 in February 2025.

In November 2022, the Group borrowed a loan with the amount of RMB9,900,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023 and RMB2,000,000 in 2024. As of December 31, 2023 and 2024, RMB2,000,000 and RMB6,900,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

Also in November 2022, the Group borrowed a loan with the amount of RMB10,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 in 2023 and RMB1,000,000 in 2024. As of December 31, 2023 and 2024, RMB1,000,000 and RMB8,500,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In April 2023, the Group borrowed a loan with the amount of RMB7,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 3.90% per annum. The Group repaid RMB150,000 in 2023 and RMB550,000 in 2024. As of December 31, 2023 and 2024, RMB550,000 and RMB3,300,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In August 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. The Group repaid RMB100,000 in 2024. As of December 31, 2023 and 2024, RMB100,000 and RMB9,900,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively. The Group repaid RMB9,900,000 in February 2025.

In September 2023, the Group borrowed another loan with the amount of RMB10,000,000 from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. The Group repaid RMB100,000 in 2024. As of December 31, 2023 and 2024, RMB100,000 and RMB9,900,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively. The Group repaid RMB9,900,000 in March 2025.

The proceeds from the loans were primarily used to pay for the Group’s research and development activities in PRC, including CMC costs of clinical and preclinical programs. As of December 31, 2023 and 2024, none of the Group’s borrowings were collateralized in the respective loan agreements.

Future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of December 31, 2024 were as follows:

As of December 31,
2024
US$
2025	17,792,555
2026	417,339
18,209,894